Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

On December 22, 2017, legislation referred to as the “Tax Cuts and Jobs Act” (the “TCJA”) was enacted. The majority of the provisions of the TCJA are effective for taxable years beginning after December 31, 2017. The TCJA significantly changes the taxation of business entities with specific provisions for regulated public utilities, such as Southwest.

The following are the major provisions (not all-inclusive) of the TCJA impact the Company:

(1)	Reduction of the federal income tax rate from 35% to 21% effective January 1, 2018.
(2)	Bonus depreciation considerations for utility property placed-in-service after September 27, 2017.
(3)	100% bonus depreciation for most non-utility property placed-in-service after September 27, 2017.
(4)	Interest expense limitations for interest allocable to non-utility businesses. Interest expense allocable to utility businesses will have no limitation.

Changes from the TCJA had a material impact on the Company’s financial statements in 2017. Under U.S. GAAP, specifically Accounting Standards Codification Topic 740 Income Taxes (“ASC 740”), the tax effects of changes in tax laws must be recognized in the period in which the law is enacted. Therefore, the TCJA impacted the Company’s financial statements in the quarter ended December 31, 2017. ASC 740 also requires deferred tax assets and liabilities to be re-measured at the enacted tax rate expected to apply when temporary differences are to be realized or settled. Thus, at the date of enactment, the Company’s deferred taxes were re-measured using the new federal income tax rate (21%). For regulated entities, the reduction in plant-related deferred tax liabilities is recorded as a regulatory liability to be refunded to customers. For unregulated operations, the change in deferred taxes is recorded as an adjustment to deferred tax expense.

The staff of the SEC recognized the complexity of determining the impact of the TCJA, and on December 22, 2017 issued guidance in Staff Accounting Bulletin 118 (“SAB 118”). SAB 118 provides that to the extent the accounting for certain income tax effects of the TCJA is incomplete, but a company can determine a reasonable estimate for those effects, the company may include in its financial statements the reasonable estimate that it had determined. The reasonable estimate would be reported as a provisional amount in the company’s financial statements during a “measurement period”, not to exceed one year from the date of enactment of the TCJA.

Southwest and the Company have included provisional reasonable estimates for the measurement and accounting of the effects of the TCJA, which have been reflected in the financial statements as of December 31, 2017 and for the period then ended. The Company and Southwest will continue to analyze and refine the estimates and classification of all provisional items, during the measurement period, as additional accounting, regulatory, and U.S. Treasury guidance is provided.

Southwest Gas Holdings, Inc.

The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations (thousands of dollars):

Year ended December 31,	2017	2016	2015
U.S.	$246,131	$218,810	$221,660
Foreign	12,899	12,713	(2,328)

Total income before income taxes	$259,030	$231,523	$219,332

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2017	2016	2015
Current:
Federal	$(1,316)	$541	$21,321
State	2,965	5,748	9,899
Foreign	5,203	4,298	650

	6,852	10,587	31,870

Deferred:
Federal	58,443	68,270	51,132
State	1,837	140	(2,574)
Foreign	(2,044)	(529)	(526)

	58,236	67,881	48,032

Total income tax expense	$65,088	$78,468	$79,902

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2017	2016	2015
Deferred federal and state:
Property-related items	$44,516	$76,217	$65,931
Purchased gas cost adjustments	8,500	361	(32,993)
Employee benefits	(2,517)	(1,327)	623
Regulatory Adjustments	14,401	6,322	1,545
All other deferred	(5,935)	(12,854)	13,787

Total deferred federal and state	58,965	68,719	48,893
Deferred ITC, net	(729)	(838)	(861)

Total deferred income tax expense	$58,236	$67,881	$48,032

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2017, 2016, and 2015 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2017	2016	2015
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	1.1	1.4	1.8
Property-related items	—	—	0.1
Tax credits	(0.4)	(0.4)	(0.4)
Company owned life insurance	(1.6)	(1.2)	0.1
Change in U.S. Federal Income Tax Rate	(7.8)	—	—
All other differences	(1.2)	(0.9)	(0.2)

Consolidated effective income tax rate	25.1%	33.9%	36.4%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2017	2016
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$98,912	$1,094
Employee benefits	31,323	38,231
Alternative minimum tax credit	4,390	4,827
Net operating losses and credits	11,460	1,204
Interest rate swap	3,037	6,080
Other	13,870	18,415
Valuation allowance	(728)	(495)

	162,264	69,356

Deferred tax liabilities:
Property-related items, including accelerated depreciation	598,371	872,136
Regulatory balancing accounts	6,067	1,104
Unamortized ITC	981	1,710
Debt-related costs	3,380	5,712
Intangibles	7,656	8,803
Other	21,289	19,256

	637,744	908,721

Net noncurrent deferred tax liabilities	$475,480	$839,365

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2017	2016
Unrecognized tax benefits at beginning of year	$1,231	$296
Gross increases – tax positions in prior period	100	897
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	99	38
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—

Unrecognized tax benefits at end of year	$1,430	$1,231

Southwest Gas Corporation

The following is a summary of income before taxes for continuing and discontinued operations (refer to Note 1 – Summary of Significant Accounting Policies) (thousands of dollars):

Year ended December 31,	2017	2016	2015
Income from continuing operations before income taxes	$219,953	$178,007	$172,980
Income from discontinued operations before income taxes	—	53,516	46,352

Total income before income taxes	$219,953	$231,523	$219,332

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2017	2016	2015
Current:
Federal	$318	$(9,695)	$3,789
State	1,420	2,510	6,229

	1,738	(7,185)	10,018

Deferred:
Federal	60,662	66,037	53,657
State	735	(268)	(2,320)

	61,397	65,769	51,337

Total income tax expense from continuing operations	63,135	58,584	61,355
Discontinued operations	—	19,884	18,547

Total income tax expense	$63,135	$78,468	$79,902

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2017	2016	2015
Deferred federal and state:
Property-related items	$49,129	$72,811	$68,105
Purchased gas cost adjustments	8,500	361	(32,993)
Employee benefits	(5,707)	(139)	(4,795)
Regulatory Adjustments	14,401	6,322	1,545
All other deferred	(4,197)	(12,748)	20,336

Total deferred federal and state	62,126	66,607	52,198
Deferred ITC, net	(729)	(838)	(861)

Total deferred income tax expense	$61,397	$65,769	$51,337

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate for 2017, 2016, and 2015 (and the sources of these differences and the effect of each) are summarized as follows:

Year Ended December 31,	2017	2016	2015
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	0.6	0.8	1.0
Property-related items	—	—	0.1
Tax credits	(0.4)	(0.5)	(0.5)
Company owned life insurance	(1.7)	(1.5)	—
Change in U.S. Federal Income Tax Rate	(3.6)	—	—
All other differences	(1.2)	(0.9)	(0.1)

Effective income tax rate from continuing operations	28.7%	32.9%	35.5%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2017	2016
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$98,912	$1,094
Employee benefits	18,707	22,426
Alternative minimum tax credit	4,390	4,827
Net operating losses and credits	10,070	—
Interest rate swap	3,037	6,080
Other	8,820	15,204
Valuation allowance	(58)	(223)

	143,878	49,408

Deferred tax liabilities:
Property-related items, including accelerated depreciation	561,493	830,758
Regulatory balancing accounts	6,067	1,104
Unamortized ITC	981	1,710
Debt-related costs	3,380	5,712
Other	17,200	16,233

	589,121	855,517

Net deferred tax liabilities before discontinued operations	445,243	806,109
Discontinued operations	—	33,256

Net deferred tax liabilities	$445,243	$839,365

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2017	2016
Unrecognized tax benefits at beginning of year	$903	$—
Gross increases – tax positions in prior period	67	865
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	99	38
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—

Unrecognized tax benefits at end of year	$1,069	$903

The Company’s regulated operations accounting for income taxes is impacted by the FASB’s ASC 980 – Regulated Operations. Reductions in accumulated deferred income tax balances due to the reduction in the corporate income tax rates to 21% under the provisions of the TCJA may result in a refund of excess deferred taxes to customers, generally through reductions in future rates. The TCJA includes provisions that stipulate how these excess deferred taxes are to be passed back to customers for certain accelerated tax depreciation benefits. Potential refunds of other deferred taxes will be determined in conjunction with appropriate regulatory commissions. The December 31, 2017 balance sheets of Southwest and the Company reflect the impact of the TCJA on regulatory asset and liability balances. Deferred tax liabilities were reduced by $450 million with an increase in regulatory liabilities of $430 million. These adjustments had no impact on 2017 cash flows.

The Company and its subsidiaries file a consolidated federal income tax return in the United States and in various states, as well as in Canada. With few exceptions, the Company is no longer subject to United States federal, state and local, or Canadian income tax examinations for years before 2013.

The Company and each of its subsidiaries, including Southwest, participate in a tax sharing agreement to establish the method for allocating tax benefits and losses among members of the consolidated group. The consolidated federal income tax is apportioned among the subsidiaries using a separate return method.

At December 31, 2017, the Company has a federal net operating loss carryforward of $54.6 million which begins to expire in 2038. The Company also has general business credits of $329,000, which begin to expire in 2038. The Company has net capital loss carryforwards of $278,000, which begin to expire in 2018. At December 31, 2017, the Company has an income tax net operating loss carryforward related to Canadian operations of $5.2 million, which begins to expire in 2032.

Management intends to continue to permanently reinvest any future foreign earnings in Canada.

In assessing whether uncertain tax positions should be recognized in its financial statements, management first determines whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluations of whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that would have full knowledge of all relevant information. For tax positions that meet the more-likely-than-not recognition threshold, management measures the amount of benefit recognized in the financial statements at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Unrecognized tax benefits are recognized in the first financial reporting period in which information becomes available indicating that such benefits will more-likely-than-not be realized. For each reporting period, management applies a consistent methodology to measure unrecognized tax benefits, and all unrecognized tax benefits are reviewed periodically and adjusted as circumstances warrant. Measurement of unrecognized tax benefits is based on management’s assessment of all relevant information, including prior audit experience, the status of audits, conclusions of tax audits, lapsing of applicable statutes of limitation, identification of new issues, and any administrative guidance or developments.

At December 31, 2017, the total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was $1.1 million individually for both the Company and Southwest. No significant increases or decreases in unrecognized tax benefit are expected within the next 12 months.

The Company and Southwest recognize interest expense and income and penalties related to income tax matters in income tax expense. There was no tax-related interest income for 2017, 2016, and 2015.